RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2012
RESEARCH AND DEVELOPMENT
Schedule of components of research and development costs
	2012	2011	2010
Gross research and development	$64,346	$63,424	$63,020
Government tax credits	(2,561)	(2,521)	(2,130)
	$61,785	$60,903	$60,890